Shareholder's Equity (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share Capital
Common shares issued and outstanding	83,011,585
Share capital	R$ 4,820,815
Cogna Group
Share Capital
Share capital	R$ 4,787,432
Class A common shares
Share Capital
Common shares issued and outstanding	18,575,492
Volting power held	2.80%
Share capital	R$ 18,575,492
Class B common shares | Cogna Group
Share Capital
Common shares issued and outstanding	64,436,093
Volting power held	97.20%
Share capital	R$ 64,436,093